FAIR VALUE PRESENTATION (Tables)	3 Months Ended
Feb. 28, 2014
Schedule of Fair Value, Assumptions Used [Table Text Block]
Fair value of shares of common stock	$0.51
Expected volatility	93%- 108%
Risk free interest rate	0.12%- 0.33%
Expected term (years)	0.75 - 1.59
Expected dividend yield	0%

Schedule of Financial Liabilities at Fair Value [Table Text Block]
	Level 3	Total
Warrants:
February 28, 2014	$738,180	$738,180
November 30, 2013	$1,157,954	$1,157,954

Schedule of Fair Value of Financial Liabilities, Activity [Table Text Block]
Balance at beginning of period	$1,157,954
Changes in fair value during the period	(419,774)
Balance at end of period	$738,180